S000071586 [Member] Investment Strategy - AB Sustainable Thematic Credit Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing primarily in fixed-income securities of corporate issuers whose business activities the Adviser believes position the issuer to benefit from certain sustainable investment themes that align with one or more of the United Nations Sustainable Development Goals (“SDGs”). These themes principally include the advancement of health, climate, and empowerment. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in fixed-income securities of corporate issuers that satisfy the Fund’s sustainability criteria. An issuer that derives at least 25% of its total revenues from activities consistent with the achievement of the SDGs meets such criteria, although many of the issuers in which the Fund invests will derive a much greater portion of their revenues from such activities.
The Adviser employs a combination of “top-down” and “bottom-up” investment processes with the goal of identifying, based on its internal research and analysis, securities and issuers that fit into sustainable investment themes. First, the Adviser identifies through its top-down process the sustainable investment themes. In addition to this top-down thematic approach, the Adviser then uses a bottom-up analysis of individual bond issues that focuses on the use of proceeds, issuer fundamentals and valuation and on evaluating an issuer’s risks, including those related to environmental, social and governance (“ESG”) factors. ESG factors, which can vary across companies and industries, may include environmental impact, corporate governance, ethical business practices, diversity and employee practices, product safety, supply chain management and community impact. Eligible investments include securities of issuers that the Adviser believes will maximize total return while also contributing to positive societal impact aligned with one or more SDGs. While the Adviser emphasizes focusing on individual issuers with favorable ESG attributes over the use of broad-based negative screens (e.g., disqualifying business activities) in assessing an issuer’s exposure to ESG factors, the Fund will not invest in companies that derive significant revenue from involvement in adult entertainment, alcohol, coal, controversial weapons, firearms, gambling, genetically modified organisms, military contracting, prisons, or tobacco. The Fund also typically invests in ESG bond structures, including “Use of Proceeds” bonds, which are instruments the proceeds of which are specifically earmarked for environmental, social or sustainability projects.
The Fund may invest up to 20% of its net assets in securities rated below investment grade (“junk bonds”). The Fund may invest up to 30% of its net assets in securities denominated in currencies other than the U.S. Dollar. Foreign investments may include securities issued by emerging market companies and governments. The Adviser expects under normal circumstances to hedge the majority of the Fund’s foreign currency exposure through the use of currency-related derivatives, although it is not required to do so.
The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposure. The Fund may, for example, use interest rate futures contracts or swaps to manage the Fund’s average duration and may, as noted above, use currency-related derivatives to hedge foreign currency exposure.
The Adviser may use derivatives to effectively leverage the Fund by creating aggregate market exposure significantly in excess of the Fund’s net assets.